Net Sectorial Financial Assets and Liabilities (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
	Jul. 29, 2022	Dec. 31, 2022	Dec. 31, 2021	May 09, 2022
Net Sectorial Financial Assets And Liabilities
Financial component				R$ 145,844
Annual tariff readjustment	R$ 335,511	R$ 1,593,100	R$ 702,000